Note 4 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 1,446	$ 1,406
Restricted cash	7,185	502
Cash, cash equivalents and restricted cash	$ 8,631	$ 1,908